long-term debt	6 Months Ended
Jun. 30, 2026
long-term debt
long-term debt
26	long-term debt

(a)Details of long-term debt

		June 30,	December 31,
As at (millions)	Note	2026	2025
Senior unsecured
TELUS Corporation senior notes	(b)	$17,247	$18,191
TELUS Corporation commercial paper	(c)	2,093	952
Other	(e)	34	295
Junior unsecured
TELUS Corporation junior subordinated notes	(f)	7,403	7,250
Secured
Other	(g)	479	537
		27,256	27,225
Lease liabilities	(h)	2,975	3,314
Long-term debt		$30,231	$30,539
Current		$3,802	$3,102
Non-current		26,429	27,437
Long-term debt		$30,231	$30,539

(b)	TELUS Corporation senior notes

The notes are senior unsecured and unsubordinated obligations, ranking equally with all of our existing and future unsecured unsubordinated obligations, are senior in right of payment to all of our existing and future subordinated indebtedness, and are effectively subordinated to all existing and future obligations of, or guaranteed by, our subsidiaries. The notes’ indentures contain covenants that, among other things, limit our ability, and that of certain of our subsidiaries, to: grant security in respect of indebtedness; enter into sale-leaseback transactions; and incur new indebtedness.

Interest is payable semi-annually. Upon a change in control triggering event, as defined in the supplemental trust indenture, we must offer to repurchase the notes at a price equal to 101% of their principal amount plus accrued and unpaid interest to the repurchase date.

Notes issued before September 2023 are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 days’ and not more than 60 days’ prior notice before their respective maturity dates; for notes issued subsequent to August 2023, the notice period is not fewer than 10 days’ and not more than 60 days’ prior notice. On or after the respective redemption present value spread cessation dates set out in the table below, notes issued before September 2023 are redeemable at our option, in whole but not in part, on not fewer than 30 days’ and not more than 60 days’ prior notice, at redemption prices equal to 100% of their principal amounts; for notes issued subsequent to August 2023, the notice period is not fewer than 10 days’ and not more than 60 days’ prior notice. Accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

														Redemption present
								Principal face amount						value spread
											Outstanding
						Effective		Originally			at financial			Basis	Cessation
TELUS Corporation senior note series	Issued	Maturity	Issue price			interest rate [1]		issued			statement date			points [2]	date
3.75% Notes, Series CV	December 2015	March 2026 [3]		$992.14		3.84%			$600	million	$	NIL		53.5	Dec. 10, 2025
2.75% Notes, Series CZ	July 2019	July 2026 [4]		$998.73		2.77%			$800	million		$300	million [4]	33	May 8, 2026
2.80% U.S. Dollar Notes [5]	September 2016	February 2027	US$	991.89		2.89%		US$	600	million	US$	600	million	20	Nov. 16, 2026
3.70% U.S. Dollar Notes [5]	March 2017	September 2027	US$	998.95		3.71%		US$	500	million	US$	500	million	20	June 15, 2027
2.35% Notes, Series CAC	May 2020	January 2028		$997.25		2.39%			$600	million		$600	million	48	Nov. 27, 2027
3.625% Notes, Series CX	March 2018	March 2028		$989.49		3.75%			$600	million		$600	million	37	Dec. 1, 2027
4.80% Notes, Series CAO	February 2024	December 2028		$998.95		4.83%			$700	million		$700	million	28	Nov. 15, 2028
3.30% Notes, Series CY	April 2019	May 2029		$991.75		3.40%			$1.0	billion		$1.0	billion	43.5	Feb. 2, 2029
5.00% Notes, Series CAI	September 2022	September 2029		$995.69		5.07%			$350	million		$350	million	46.5	July 13, 2029
3.15% Notes, Series CAA	December 2019	February 2030		$996.49		3.19%			$600	million		$600	million	39.5	Nov. 19, 2029
5.60% Notes, Series CAM	September 2023	September 2030		$998.85		5.62%			$500	million		$500	million	46	July 9, 2030
2.05% Notes, Series CAD	October 2020	October 2030		$997.93		2.07%			$500	million		$500	million	38	July 7, 2030
4.95% Notes, Series CAP	February 2024	February 2031		$997.07		5.00%			$600	million		$600	million	34.5	Dec. 18, 2030
4.65% Notes, Series CAQ	August 2024	August 2031		$999.11		4.66%			$700	million		$700	million	38.5	June 13, 2031
2.85% Sustainability-Linked Notes, Series CAF	June 2021	November 2031		$997.52		2.88	% [6]		$750	million		$750	million	34	Aug. 13, 2031
3.40% U.S. Dollar Sustainability-Linked Notes [5]	February 2022	May 2032	US$	997.13		3.43	% [6]	US$	900	million	US$	900	million	25	Feb. 13, 2032
5.25% Sustainability-Linked Notes, Series CAG	September 2022	November 2032		$996.73		5.29	% [6]		$1.1	billion		$1.1	billion	51.5	Aug. 15, 2032
4.95% Sustainability-Linked Notes, Series CAJ	March 2023	March 2033		$998.28		4.97	% [6]		$500	million		$500	million	54.5	Dec. 28, 2032
5.75% Sustainability-Linked Notes, Series CAK	September 2023	September 2033		$997.82		5.78	% [6]		$850	million		$850	million	52	June 8, 2033
5.10% Sustainability-Linked Notes, Series CAN	February 2024	February 2034		$996.44		5.15	% [6]		$500	million		$500	million	38.5	Nov. 15, 2033
4.40% Notes, Series CL	April 2013	April 2043		$997.68		4.41%			$600	million		$129	million [7]	47	Oct. 1, 2042
5.15% Notes, Series CN	November 2013	November 2043		$995.00		5.18%			$400	million		$400	million	50	May 26, 2043
4.85% Notes, Series CP	Multiple [8]	April 2044		$987.91	[8]	4.93	% [8]		$500	million [8]		$900	million [8]	46	Oct. 5, 2043
4.75% Notes, Series CR	September 2014	January 2045		$992.91		4.80%			$400	million		$400	million	51.5	July 17, 2044
4.40% Notes, Series CU	March 2015	January 2046		$999.72		4.40%			$500	million		$60	million [7]	60.5	July 29, 2045
4.70% Notes, Series CW	Multiple [9]	March 2048		$998.06	[9]	4.71	% [9]		$325	million [9]		$89	million [7,9]	58.5	Sept. 6, 2047
4.60% U.S. Dollar Notes [5]	June 2018	November 2048	US$	987.60		4.68%		US$	750	million	US$	561	million [7]	25	May 16, 2048
4.30% U.S. Dollar Notes [5]	May 2019	June 2049	US$	990.48		4.36%		US$	500	million	US$	371	million [7]	25	Dec. 15, 2048
3.95% Notes, Series CAB	Multiple [10]	February 2050		$997.54	[10]	3.97	% [10]		$400	million [10]		$73	million [7,10]	57.5	Aug. 16, 2049
4.10% Notes, Series CAE	April 2021	April 2051		$994.70		4.13%			$500	million		$49	million [7]	53	Oct. 5, 2050
5.65% Notes, Series CAH	September 2022	September 2052		$996.13		5.68%			$550	million		$550	million	61.5	Mar. 13, 2052
5.95% Notes, Series CAL	September 2023	September 2053		$992.67		6.00%			$400	million		$400	million	61.5	Mar. 8, 2053

1	The effective interest rate represents the yield the notes would provide to an initial debt holder if held to maturity and, in respect of sustainability-linked notes, if no trigger events or MFN step-ups occur.
2	For Canadian dollar-denominated notes, the redemption price is the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to the cessation date, or (ii) 100% of the principal amount thereof.

For U.S. dollar-denominated notes, the redemption price is the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate (at the U.S. Treasury Rate for the 3.40% U.S. Dollar Sustainability-Linked Notes) plus the redemption present value spread calculated over the period to the cessation date, or (ii) 100% of the principal amount thereof.

3	On December 16, 2025, we exercised our right to, and did, early redeem, on January 16, 2026, all of our 3.75% Notes, Series CV.
4	On March 9, 2026, we exercised our right to, and did, early redeem, on May 8, 2026, $500 million of our 2.75% Notes, Series CZ.
5	We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively convert the principal payments and interest obligations to Canadian dollar obligations as follows:

		Canadian dollar
	Interest rate	equivalent	Exchange
TELUS Corporation senior note series	fixed at	principal	rate
2.80% U.S. Dollar Notes	2.95%	$792 million	$1.3205
3.70% U.S. Dollar Notes	3.41%	$667 million	$1.3348
3.40% U.S. Dollar Sustainability-Linked Notes	3.89%	$1.1 billion	$1.2753
4.60% U.S. Dollar Notes	4.41%	$728 million	$1.2985
4.30% U.S. Dollar Notes	4.27%	$498 million	$1.3435

6	If we have not obtained a sustainability performance target verification assurance certificate for the fiscal year ending December 31, 2030, the sustainability-linked notes will incur increased interest rates from the trigger date through to their individual maturities. The interest rate on certain sustainability-linked notes may also increase (MFN step-up) if we fail to meet additional sustainability and/or environmental, social or governance targets specified in a sustainability-linked bond; the interest rate on these notes, however, in no event can exceed the initial rate by more than the combined MFN step-up and trigger event limit, whether as a result of not obtaining a sustainability performance target verification assurance certificate and/or any targets provided for in one or more future sustainability-linked bonds. Similarly, if we redeem any sustainability-linked notes without having obtained a sustainability performance target verification assurance certificate at the end of the fiscal year immediately preceding the redemption date, any interest accrued will be determined using the following rates:

	Sustainability performance
	target verification
	assurance certificate
			Post-		Redemption
			trigger	Aggregate	interest
			event	MFN step-up	accrual rate
	Fiscal	Trigger	interest	and trigger	if certificate
TELUS Corporation senior note series	year	date	rate	event limit	not obtained
2.85% Sustainability-Linked Notes, Series CAF	2030	Nov. 14, 2030	3.85%	N/A	3.85%
3.40% U.S. Dollar Sustainability-Linked Notes	2030	Nov. 14, 2030	4.40%	1.50%	4.40%
5.25% Sustainability-Linked Notes, Series CAG	2030	Nov. 15, 2030	6.00%	1.50%	6.00%
4.95% Sustainability-Linked Notes, Series CAJ	2030	Mar. 28, 2031	5.70%	1.50%	5.70%
5.75% Sustainability-Linked Notes, Series CAK	2030	Apr. 30, 2031	6.35%	1.20%	6.35%
5.10% Sustainability-Linked Notes, Series CAN	2030	Feb. 15, 2031	5.60%	1.00%	5.60%

7	In the year ended December 31, 2025, we acquired TELUS Corporation senior notes pursuant to our tender offers, as set out in the following table.

		Tender offer principal face
		amount acquired (millions)
TELUS Corporation senior note series	Maturity	June 2025		Dec. 2025	Total
4.40% Notes, Series CL	April 2043		—	$471		$471
4.40% Notes, Series CU	Jan. 2046		$267	$173		$440
4.70% Notes, Series CW	Mar. 2048		—	$386		$386
4.60% U.S. Dollar Notes	Nov. 2048	US$	189	—	US$	189
4.30% U.S. Dollar Notes	June 2049	US$	129	—	US$	129
3.95% Notes, Series CAB	Feb. 2050		$695	$32		$727
4.10% Notes, Series CAE	April 2051		$422	$29		$451

8	$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.
9	$325 million of 4.70% Notes, Series CW were issued in March 2017 at an issue price of $990.65 and an effective interest rate of 4.76%. This series of notes was reopened in February 2018 and a further $150 million of notes were issued in March 2018 at an issue price of $1,014.11 and an effective interest rate of 4.61%.
10	$400 million of 3.95% Notes, Series CAB were issued in December 2019 at an issue price of $991.54 and an effective interest rate of 4.00%. This series of notes was reopened in May 2020 and a further $400 million of notes were issued at an issue price of $1,003.53 and an effective interest rate of 3.93%.
(c)	TELUS Corporation commercial paper

TELUS Corporation has an unsecured commercial paper program, backstopped by our $2.75 billion revolving syndicated credit facility (see (d)), which is used for general corporate purposes, including capital expenditures and investments. Subject to conditions related to debt ratings, this program allows us to issue commercial paper up to a maximum aggregate equivalent amount at any one time of $2.1 billion (US$1.5 billion maximum). We use foreign currency forward contracts to manage currency risk arising from U.S. dollar-denominated commercial paper. Although commercial paper debt matures within one year, we classify it as a current portion of long-term debt as these amounts are supported by the revolving credit facility and we expect that they will continue to be supported by the revolving credit facility, which has no repayment requirements within the next year. As at June 30, 2026, we had $2.1 billion (December 31, 2025 - $1.0 billion) of commercial paper outstanding, all of which was denominated in U.S. dollars (US$1.5 billion; December 31, 2025 - US$0.7 billion), with an effective average interest rate of 4.4%, maturing through December 2026.

(d)	TELUS Corporation credit facilities

As at June 30, 2026, TELUS Corporation had a $2.75 billion unsecured revolving syndicated bank credit facility, expiring on August 21, 2030 (December 31, 2025 – August 21, 2030), with a syndicate of financial institutions, which is used for general corporate purposes, including the backstopping of commercial paper.

The TELUS Corporation credit facilities incur interest at prime rate, U.S. Dollar Base Rate, Canadian Overnight Repo Rate Average (CORRA) or term secured overnight financing rate (SOFR) (as such terms are used or defined in the credit facilities), plus applicable margins. The credit facilities include customary representations, warranties and covenants, including two financial quarter-end ratio tests: our leverage ratio must not exceed 4.25:1.00; and our operating cash flow to interest expense ratio must not be less than 2.00:1.00, all as defined in the credit facilities.

TELUS Corporation’s continued access to these credit facilities does not depend upon TELUS Corporation maintaining a specific credit rating.

	June 30,	December 31,
As at (millions)	2026	2025
Net available	$657	$1,798
Backstop of commercial paper	2,093	952
Gross available revolving $2.75 billion bank credit facility	$2,750	$2,750

As at June 30, 2026, we had letters of credit outstanding of $61 million (December 31, 2025 – $67 million), issued under various uncommitted facilities. These letter of credit facilities are in addition to our ability to provide letters of credit under our committed revolving bank credit facility.

(e)Other (unsecured)

In 2025, a wholly owned subsidiary issued preferred shares for US$200 million to a private equity investor, in connection with the acquisition of Workplace Options; IFRS Accounting Standards required that the preferred shares be accounted for as financial liabilities. In the first quarter of 2026, the preferred shares were exchanged with the private equity investor for a US$200 million promissory note issued by the wholly owned subsidiary. The promissory note, and previously the preferred shares, were similarly featured in that they were: unsubordinated obligations, senior in right of payment to all of our existing and future subordinated indebtedness, and effectively subordinated to all existing and future obligations of, or guaranteed by, our subsidiaries; redeemable, in whole but not in part, at our option and, after May 13, 2030, also at the holder’s option; change in control events, as defined in the preferred investment agreement, may also have required redemption of the preferred shares; the redemption price was generally equal to a multiple of invested capital; and any accrued and un-reinvested interest would have been included in determining the redemption amount.

During the three-month period ended June 30, 2026, at our option, the promissory note was repaid and a prepayment premium of $51 million was recorded.

(f)TELUS Corporation junior subordinated notes

The notes are direct unsecured obligations, are subordinated to all existing and future senior indebtedness, and are effectively subordinated to all existing and future indebtedness and obligations of, or guaranteed by, our subsidiaries. For purposes of calculating leverage ratios, only one-half of the principal is included as debt in the initial post - issuance decade.

Interest is payable semi-annually and has a fixed rate reset at the interest payment date coinciding with the cessation date of the no-call period and every five years thereafter. Upon a rating event, as defined in the supplemental trust indenture, we must offer to repurchase the notes at a price equal to 102% of their principal amount plus accrued and unpaid interest to the repurchase date.

After the initial no-call period, the notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 10 days’ and not more than 60 days’ prior notice, on any interest payment date (prior to elapsing of the initial no-call periods, the notes are redeemable, on not fewer than 10 days’ and not more than 90 days’ prior notice, on each note’s unique first rate reset date) at redemption prices equal to 100% of their principal amounts. Accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

									Principal face amount
											Outstanding
							Initial effective		Originally		at financial		No-call period	Rate reset
TELUS Corporation junior subordinated note series	Issued		Maturity	Issue price			interest rate [1]		issued		statement date		cessation date	minimum [2]
6.25% Fixed-to-Fixed Rate, Series CAR	Multiple	[3]	July 2055		$1,006.41	[3]	6.09	% [3]	$1.1 billion	[3]	$1.5 billion	[3]	July 21, 2030	6.25%
6.75% Fixed-to-Fixed Rate, Series CAS	Multiple	[4]	July 2055		$1,020.45	[4]	6.46	% [4]	$500 million	[4]	$925 million	[4]	July 21, 2035	6.75%
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series A [5]	June 2025		Oct. 2055	US$	1,000.00		6.625%		US$700 million		US$700 million		Oct. 15, 2030	6.625%
U.S. Dollar 7.000% Fixed-to-Fixed Rate, Series B [5]	June 2025		Oct. 2055	US$	1,000.00		7.000%		US$800 million		US$800 million		Oct. 15, 2035	7.000%
U.S. Dollar 6.375% Fixed-to-Fixed Rate, Series C [5]	Dec. 2025		June 2056	US$	1,000.00		6.375%		US$800 million		US$800 million		June 9, 2031	6.375%
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series D [5]	Dec. 2025		June 2056	US$	1,000.00		6.625%		US$700 million		US$700 million		June 9, 2036	6.625%
5.375% Fixed-to-Fixed Rate, Series CAT	Dec. 2025		June 2056		$1,000.00		5.375%		$400 million		$400 million		June 9, 2031	5.375%
5.875% Fixed-to-Fixed Rate, Series CAU	Dec. 2025		June 2056		$1,000.00		5.875%		$400 million		$400 million		June 9, 2036	5.875%

1	The effective interest rate represents the minimum yield the notes would provide to an initial debt holder if held to maturity.
2	For the Canadian dollar – denominated notes, the rate reset is based upon a spread to the Five Year Government of Canada Bond Yield at the rate reset date, but is subject to a rate reset minimum.

For the U.S. Dollar - denominated notes the rate reset is based upon a spread to Five-Year U.S. Treasury Rate at the rate reset date, but is subject to a reset minimum.

3	$1.1 billion of 6.25% Fixed-to-Fixed Rate, Series CAR Notes were issued in April 2025 at an issue price of $999.65 and an initial effective interest rate of 6.25%. This series of notes was reopened in June 2025 and a further $375 million of notes were issued at an issue price of $1,026.25 and an initial effective interest rate of 5.61%.
4	$500 million of 6.75% Fixed-to-Fixed Rate, Series CAS Notes were issued in April 2025 at an issue price of $999.59 and an initial effective interest rate of 6.75%. This series of notes was reopened in June 2025 and a further $425 million of notes were issued at an issue price of $1,045.00 and an initial effective interest rate of 6.13%.
5	We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that, during the first no-call periods, effectively convert the principal payments and interest obligations to Canadian dollar obligations as follows:

	First no-call	Canadian dollar
	period interest	equivalent	Exchange
TELUS Corporation junior subordinated note series	rate fixed at	principal	rate
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series A	5.79%	$1.0 billion	$1.3743
U.S. Dollar 7.000% Fixed-to-Fixed Rate, Series B	6.42%	$1.1 billion	$1.3743
U.S. Dollar 6.375% Fixed-to-Fixed Rate, Series C	5.64%	$1.1 billion	$1.3957
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series D	6.07%	$1.0 billion	$1.3955

(g)Other (secured)

Other liabilities incur interest at 4.4%, are secured by the AWS-4 spectrum licences associated with these other liabilities, and are subject to amortization schedules, so that the principal is repaid over the periods to maturity, the last period ending March 31, 2035.

(h)Lease liabilities

Lease liabilities are subject to amortization schedules, so that the principal is repaid over various periods, which include reasonably expected renewals. The weighted average interest rate on lease liabilities was approximately 5.2% as at June 30, 2026.

(i)	Long-term debt maturities

Anticipated requirements for long-term debt repayments, calculated for long-term debt owed as at June 30, 2026, are as follows:

									Other
Composite long-term debt denominated in	Canadian dollars			U.S. dollars					currencies
	Long-term			Long-term		Currency swap agreement
	debt,			debt,		amounts to be exchanged
	excluding	Leases [1]		excluding	Leases				Leases
Years ending December 31 (millions)	leases	(Note 19)	Total	leases	(Note 19)	(Receive) [2]	Pay	Total	(Note 19)	Total
2026 (remainder of year)	$321	$201	$522	$2,094	$21	$(2,094)	$2,038	$2,059	$32	$2,613
2027	50	374	424	1,563	34	(1,564)	1,459	1,492	57	1,973
2028	1,952	334	2,286	—	33	—	—	33	47	2,366
2029	1,404	265	1,669	—	37	—	—	37	39	1,745
2030	1,652	219	1,871	—	39	(995)	962	6	28	1,905
2031 - 2035	5,251	463	5,714	1,279	32	(3,553)	3,364	1,122	72	6,908
Thereafter	6,283	609	6,892	5,587	—	(2,713)	2,204	5,078	3	11,973
Future cash outflows in respect of composite long-term debt principal repayments	16,913	2,465	19,378	10,523	196	(10,919)	10,027	9,827	278	29,483
Future cash outflows in respect of associated interest and like carrying costs [3]	11,500	750	12,250	10,145	68	(3,386)	3,390	10,217	89	22,556
Undiscounted contractual maturities (Note 4(b))	$28,413	$3,215	$31,628	$20,668	$264	$(14,305)	$13,417	$20,044	$367	$52,039

1	Where applicable, cash flows reflect foreign exchange rates as at June 30, 2026. Maturities and gross cash flows for the TELUS Corporation junior subordinated notes reflect the initial fixed rate reset date.
2	Future cash outflows in respect of associated interest and like carrying costs for sustainability-linked notes, commercial paper, amounts drawn under our credit facilities (if any), other (unsecured) and junior subordinated notes have been calculated based upon the rates in effect as at June 30, 2026.